UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND



    HAVERFORD QUALITY GROWTH STOCK FUND
    SEMI-ANNUAL REPORT                                       APRIL 30, 2006
--------------------------------------------------------------------------------




                                  -----------
                                   HAVERFORD
                                  -----------





                                           INVESTMENT ADVISER:
                                           HAVERFORD INVESTMENT MANAGEMENT, INC.



--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2006
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ....................................................     1

Statement of Net Assets .................................................     3

Statement of Operations .................................................     6

Statement of Changes in Net Assets ......................................     7

Financial Highlights ....................................................     8

Notes to Financial Statements ...........................................     9

Disclosure of Fund Expenses .............................................    14

Approval of Investment Advisory Agreements ..............................    16

--------------------------------------------------------------------------------




The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2006
--------------------------------------------------------------------------------
Dear Fellow Shareholder,

We are pleased to send you the Haverford Quality Growth Stock Fund's (the "Fund") Semi-Annual Report, which contains information on the holdings of the Fund, along with a Financial Highlights and Statement of Operations for the six months ended April 30, 2006. During this period the S&P 500 Index returned 9.64%, while the Fund rose 3.41%.

The story of the past six months continues to be strong economic growth, both globally and in the U.S. GDP growth during the six months ended March 31, after revisions, will be close to 3.8%, which is about the average growth the economy has experienced since late 2003. While investors have become accustomed to strong growth, the U.S. economy is beginning to show preliminary signs of a slow down. Higher interest rates have helped to slow down the housing market, while rising energy prices and falling confidence have modestly slowed consumer spending. Capital spending and exports have remained fairly strong, in part thanks to the weakening dollar, but will not be enough to offset the drag created by the consumer during the second half of the year.

Acting to ensure the containment of inflation, the Federal Reserve raised interest rates 25 basis points for the 16th consecutive time at the beginning of May. While near the final stages of their rate-hiking campaign, the Federal Reserve issued an accompanying statement that was intentionally ambiguous regarding the direction of future interest rates, introducing additional uncertainty to the market. Fed watchers are now split on the possibility of additional rate hikes. Every piece of new economic data will now be studied and scrutinized by market participants seeking clues to the future direction of rates.

While the Federal Open Market Committee's next steps remain unclear, its actions during the past two years are clearly being felt by the largest driver of the economy -- the consumer. Consumers may not notice each individual rate hike, but in time the increases do add up. With the Fed Funds rate currently at 5%, consumers now face a prime rate of 8%. While rates are not high enough to cause a large decline in consumer spending, they are not supportive of the levels of spending growth that we have seen the past few years. This, combined with a slowing housing market, substantiates our thesis of moderating economic and profit growth in 2006.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2006
--------------------------------------------------------------------------------
Haverford's high quality, large cap companies continue to display excellent earnings growth at a time when the broader market is experiencing a gradual decline in its rate of profit growth. The stocks in our portfolio continue to trade at attractive valuations which still do not reflect their strong fundamental performance. We believe economic moderation and increased volatility in the financial markets will increase investor interest in high quality, large cap companies for the exact reasons that we have always chosen them as the backbone of your portfolio: stability, consistency, and the ability to outperform over full market cycles.




Sincerely,

/s/ Henry B. Smith

Henry B. Smith
Chief Investment Officer
Haverford Investment Management

THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING) WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------
[BAR GRAPH OMITTED]

20.6%  Consumer Staples
19.9%  Health Care
18.5%  Financial Services
14.2%  Consumer Discretionary
10.8%  Information Services
10.2%  Industrial
 4.1%  Energy
 1.7%  Cash Equivalents

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.
--------------------------------------------------------------------------------
 COMMON STOCK -- 98.2%
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         ---------    -------
CONSUMER DISCRETIONARY -- 14.2%
   Home Depot .........................................   16,700   $   666,831
   Johnson Controls ...................................    4,375       356,781
   Lowe's .............................................   10,325       650,992
   McGraw-Hill ........................................    6,750       375,705
   Target .............................................    5,900       313,290
                                                                   -----------
                                                                     2,363,599
                                                                   -----------
CONSUMER STAPLES -- 20.6%
   Coca-Cola ..........................................    7,825       328,337
   Colgate-Palmolive ..................................   10,475       619,282
   PepsiCo ............................................   11,525       671,216
   Procter & Gamble ...................................    8,725       507,882
   Sysco ..............................................   20,325       607,514
   Wal-Mart Stores ....................................   15,650       704,720
                                                                   -----------
                                                                     3,438,951
                                                                   -----------
ENERGY -- 4.1%
   Exxon Mobil ........................................   10,800       681,264
                                                                   -----------
FINANCIAL SERVICES -- 18.5%
   Aflac ..............................................    9,050       430,237
   American Express ...................................    6,850       368,598
   American International Group .......................   10,725       699,806
   Citigroup ..........................................   13,925       695,554
   Wells Fargo ........................................   12,975       891,253
                                                                   -----------
                                                                     3,085,448
                                                                   -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         ---------    -------
HEALTH CARE -- 19.9%
   Abbott Laboratories ................................   13,200   $   564,168
   Becton Dickinson ...................................    5,775       364,056
   Biomet .............................................    8,725       324,396
   Johnson & Johnson ..................................   14,550       852,775
   Medtronic ..........................................    9,600       481,152
   Novartis ADR .......................................   12,900       741,879
                                                                   -----------
                                                                     3,328,426
                                                                   -----------
INDUSTRIAL -- 10.1%
   3M .................................................    4,900       418,607
   General Electric ...................................   25,200       871,668
   United Parcel Service, Cl B ........................    4,975       403,323
                                                                   -----------
                                                                     1,693,598
                                                                   -----------
INFORMATION SERVICES -- 10.8%
   Automatic Data Processing ..........................   10,625       468,350
   Intel ..............................................   37,000       739,260
   Microsoft ..........................................   24,500       591,675
                                                                   -----------
                                                                     1,799,285
                                                                   -----------
   Total Common Stock
      (Cost $15,472,246) ..............................             16,390,571
                                                                   -----------
--------------------------------------------------------------------------------
 CASH EQUIVALENTS (A) -- 1.7%
--------------------------------------------------------------------------------
   SEI Daily Income Trust, Government Fund,
      Cl A, 4.660% ....................................   93,779        93,779
   SEI Daily Income Trust, Prime Obligation Fund,
      Cl A, 4.790% ....................................  196,250       196,250
                                                                   -----------
   Total Cash Equivalents
      (Cost $290,029) .................................                290,029
                                                                   -----------
   Total Investments -- 99.9%
      (Cost $15,762,275) ..............................             16,680,600
                                                                   -----------






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%

                                                                       VALUE
                                                                      -------
   Receivable due from Investment Adviser .............            $     6,812
   Payable for Capital Shares Redeemed ................                (10,520)
   Administration Fees Payables .......................                 (8,219)
   Chief Compliance Officer Fees Payable ..............                 (7,655)
   Trustees' Fees Payable .............................                 (2,368)
   Other Assets and Liabilities, Net ..................                 40,047
                                                                   -----------
   TOTAL OTHER ASSETS AND LIABILITIES .................                 18,097
                                                                   -----------
   NET ASSETS -- 100% .................................            $16,698,697
                                                                   ===========
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid-in Capital ....................................            $15,670,662
   Undistributed net investment income ................                 10,611
   Accumulated net realized gain on investments .......                 99,099
   Net unrealized appreciation on investments .........                918,325
                                                                   -----------
   NET ASSETS                                                      $16,698,697
                                                                   ===========
Net Asset Value, Offering and Redemption Price
   Per Share ($16,698,697 / 1,625,603 Shares) .........                 $10.27
                                                                        ======
 (A) THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006.
ADR  AMERICAN DEPOSITARY RECEIPT
 CL  CLASS




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (Net of foreign taxes withheld of $1,580) ...............    $201,741
                                                                       --------
   TOTAL INCOME ...................................................     201,741
                                                                       --------
EXPENSES
Investment Advisory Fees ..........................................      58,778
Administration Fees ...............................................      49,589
Chief Compliance Officer Fees .....................................       3,663
Trustees' Fees ....................................................       2,167
Transfer Agent Fees ...............................................      29,081
Legal Fees ........................................................      10,172
Printing Fees .....................................................       8,891
Audit Fees ........................................................       8,733
Registration and Filing Fees ......................................       2,916
Custodian Fees ....................................................       1,553
Other Expenses ....................................................         971
                                                                       --------
   TOTAL EXPENSES .................................................     176,514
                                                                       --------
Less:
   Waiver of Investment Advisory Fees .............................     (58,778)
   Reimbursement of Other Operating Expenses ......................     (17,707)
   Fees Paid Indirectly (Note 4) ..................................      (2,065)
                                                                       --------
   NET EXPENSES ...................................................     (97,964)
                                                                       --------
NET INVESTMENT INCOME .............................................     103,777
                                                                       --------
NET REALIZED GAIN ON INVESTMENTS ..................................     187,093
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ..............     323,992
                                                                       --------
NET GAIN ON INVESTMENTS ...........................................     511,085
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............    $614,862
                                                                       ========





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              NOVEMBER 1,     YEAR
                                                                2005 TO       ENDED
                                                            APRIL 30, 2006  OCTOBER 31,
                                                              (UNAUDITED)      2005
                                                            -------------- -----------

OPERATIONS:
   Net Investment Income .................................   $   103,777   $   203,794
   Net Realized Gain (Loss) on Investments ...............       187,093       (65,519)
   Net Change in Unrealized Appreciation on Investments...       323,992       345,265
                                                             -----------   -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...       614,862       483,540
                                                             -----------   -----------
DIVIDENDS:
   Net Investment Income .................................       (93,846)     (208,608)
                                                             -----------   -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ................................................     4,020,354    9,073,533
   In Lieu of Dividends ..................................        90,810      206,476
   Redeemed ..............................................   (10,354,020)     (387,611)
                                                             -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
      SHARE TRANSACTIONS .................................    (6,242,856)    8,892,398
                                                             -----------   -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...............    (5,721,840)    9,167,330
NET ASSETS:
   Beginning of Period ...................................    22,420,537    13,253,207
                                                             -----------   -----------
   End of Period (Including Undistributed Net Investment
     Income of $10,611 and $680, respectively) ...........   $16,698,697   $22,420,537
                                                             ===========   ===========
SHARE TRANSACTIONS:
   Issued ................................................       392,951       906,074
   In Lieu of Dividends ..................................         8,856        20,485
   Redeemed ..............................................    (1,022,700)      (38,825)
                                                             -----------   -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ..................................      (620,893)      887,734
                                                             ===========   ===========





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           SELECTED PER SHARE DATA & RATIOS
                                             FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               NOVEMBER 1,       YEAR       JUNE 30,
                                                 2005 TO         ENDED      2004* TO
                                             APRIL 30, 2006   OCTOBER 31,  OCTOBER 31,
                                               (UNAUDITED)       2005         2004
                                               -----------    -----------  -----------
Net Asset Value, Beginning of Period .........   $ 9.98         $ 9.75       $ 10.00
                                                -------        -------       -------
Income (Loss) from Investment Operations:
   Net Investment Income .....................     0.05(1)        0.11(1)(3)    0.04(1)
   Net Realized and Unrealized Gain (Loss) ...     0.29(1)        0.24(1)      (0.28)(1)(2)
                                                -------        -------       -------
   Total from Investment Operations ..........     0.34           0.35         (0.24)
                                                -------        -------       -------
Dividends:
   Net Investment Income .....................    (0.05)         (0.12)        (0.01)
                                                -------        -------       -------
   Total Dividends ...........................    (0.05)         (0.12)        (0.01)
                                                -------        -------       -------
Net Asset Value, End of Period ...............  $ 10.27        $  9.98       $  9.75
                                                =======        =======       =======
   TOTAL RETURN+ .............................     3.41%          3.57%        (2.40)%
                                                =======        =======       =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ........  $16,699        $22,421       $13,253
Ratio of Expenses to Average Net Assets ......     1.02%**(5)     1.00%(4)      1.00%**
Ratio of Expenses to Average Net Assets
  (Excluding Waivers, Reimbursements and
  Fees Paid Indirectly) ......................     1.80%**        2.11%        14.09%**
Ratio of Net Investment Income
  to Average Net Assets ......................     1.06%**        1.10%(3)      1.10%**
Portfolio Turnover Rate ......................       25%            13%            3%

  * COMMENCEMENT OF OPERATIONS

 ** ANNUALIZED.

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(2) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS.

(3) NET INVESTMENT INCOME PER SHARE AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS INCLUDE $0.03 AND 0.32%, RESPECTIVELY, RESULTING FROM AN EXTRAORDINARY DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

(4) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD NOT SIGNIFICANTLY DIFFER.

(5) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.00%.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the Haverford Quality Growth Stock Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

The Fund commenced operations on June 30, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2006
--------------------------------------------------------------------------------
     through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2006
--------------------------------------------------------------------------------
annual fee equal to the higher of $100,000 for the Fund, plus $75,000 for each additional fund created and $15,000 for each additional class created, or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of any amount above $500 million of the Fund's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

During the six months ended April 30, 2006, the Fund earned cash management credits of $2,065 which were used to offset transfer agent expenses.This amount is labeled "Fees Paid Indirectly" on the Statement of Operations. The effect of these credits on the Fund's expense ratio as a percentage of average daily net assets for the six months ended April 30, 2006, was a decrease of 0.02%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Haverford Investment Management, Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.00% of the Fund's average daily net assets.

Wachovia Bank, N.A. acts as the custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2006, the Fund made purchases of $4,809,540 and sales of $10,761,941 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2006
--------------------------------------------------------------------------------
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

The tax character of dividends and distributions paid during the last periods ending October 31, 2005, were as follows:

                           ORDINARY
                            INCOME             TOTAL
                         -----------          --------
     2005                  $208,608           $208,608
     2004                     1,969              1,969
As of October 31, 2005, the components of Distributable Earnings were as follows:

     Undistributed Ordinary Income                                 $ 26,423
     Capital Loss Carryforwards                                     (87,994)
     Unrealized Appreciation                                        594,333
     Other Temporary Differences                                    (25,743)
                                                                   --------
     Total Distributable Earnings                                  $507,019
                                                                   ========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains.

The Fund had capital loss carryforwards at October 31, 2005 expiring as follows:

     2012 .........................  $22,475
     2013 .........................   65,519
                                     -------
                                     $87,994
                                     =======

For Federal income tax purposes, the cost of securities owned at April 30, 2006, and the net realized gains or losses on securities sold for the period were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2006, were as follows:

   FEDERAL             APPRECIATED           DEPRECIATED          NET UNREALIZED
  TAX COST             SECURITIES            SECURITIES            APPRECIATION
-----------            ----------            ----------           --------------
$15,762,275            $1,225,177            $(306,852)              $918,325

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2006
--------------------------------------------------------------------------------
8. OTHER:

At April 30, 2006, 32% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005, and October 31, 2004, neither the Trust, its funds, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's current auditor, KPMG LLC. The dismissal of KPMG LLP, the Fund's previous independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended October 31, 2005, and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal years ended October 31, 2005, and October 31, 2004, contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended
October 31, 2005, and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

O ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

O HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

                            BEGINNING      ENDING      ANNUALIZED    EXPENSES
                            ACCOUNT       ACCOUNT    EXPENSE RATIO     PAID
                              VALUE        VALUE        FOR THE     DURING THE
                            11/01/05      4/30/06       PERIOD        PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN         $1,000.00     $1,034.10       1.00%        $5.04

HYPOTHETICAL 5% RETURN      1,000.00      1,019.84       1.00          5.01
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Prior to this year's May 2006 meeting, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, representatives from the Adviser reviewed the investment objective of the Fund, asset flows and firm organizational matters. They also discussed portfolio characteristics, interest rate trends and market and performance information. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board considered the quality of the Adviser's portfolio management personnel. The Adviser's registration form ("Form ADV") was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, producing shareholder reports, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. The Board also compared the Fund's performance to benchmark indices and other similar mutual funds over various periods of time and concluded that the Fund's performance was better than, or not substantially below, the Fund's, peer groups and did not necessitate any significant additional review.

COST OF SERVICES PROVIDED AND ECONOMIES OF SCALE. In concluding that the Advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the costs of services provided by the Adviser from its relationship with the Fund. The Trustees also reviewed reports comparing the expense ratio and Advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the Advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Fund was consistent with industry standards. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

                       HAVERFORD QUALITY GROWTH STOCK FUND
                                 P.O. Box 219745
                              Kansas City, MO 64121
                                  866-301-7212

                                    ADVISER:
                      Haverford Investment Management, Inc.
                    Three Radnor Corporate Center, Suite 450
                                Radnor, PA 19087

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103




    This information must be preceded or accompanied by a current prospectus for the Portfolio described.


HIM-SA-001-0200

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 21, 2006

* Print the name and title of each signing officer under his or her signature.